Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

Parent Company Information

Years Ended December 31, 2018, 2017 and 2016

(All currency expressed in United States dollars in thousands)

	2018	2017	2016
Operating expenses:
General and administrative expense (1)	$4,083	$3,568	$3,020
Total operating expenses	4,083	3,568	3,020
Loss from operations	(4,083)	(3,568)	(3,020)
Other income (expense):
Equity in net income (loss) of subsidiaries	54,461	22,933	(49,470)
Interest income	—	—	4
Net other income (loss)	54,461	22,933	(49,466)
Income (loss) before income tax	50,378	19,365	(52,486)
Income tax benefit	—	—	3
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$50,378	$19,365	$(52,483)
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$0.88	$0.34	$(0.93)
Diluted	$0.88	$0.34	$(0.93)
Weighted average shares outstanding (in thousands):
Basic	57,200	56,845	56,608
Diluted	57,487	57,159	56,608
Other comprehensive income:
Foreign currency translation adjustments	(127)	207	(233)
Comprehensive income (loss) attributable to Textainer Group Holdings Limited common shareholders	$50,251	$19,572	$(52,716)

(1)	Amounts for the years ended December 31, 2017 and 2016 have been reclassified to conform with 2018 presentation (see Note 1(t) “Reclassifications and Changes in Presentation”).

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2018 and 2017

(All currency expressed in United States dollars in thousands)

	2018	2017
Assets
Current assets:
Cash and cash equivalents	$9,444	$5,530
Prepaid expenses	182	216
Due from affiliates, net	687	1,020
Total current assets	10,313	6,766
Investments in subsidiaries	1,202,271	1,147,157
Total assets	$1,212,584	$1,153,923
Liabilities and Shareholders’ Equity
Current liabilities:
Accrued expenses	$713	$568
Total current liabilities	713	568
Shareholders’ equity:
Common shares	581	578
Additional paid-in capital	406,896	398,634
Treasury shares	(9,149)	(9,149)
Accumulated other comprehensive loss	(436)	(309)
Retained earnings	813,979	763,601
Total shareholders’ equity	1,211,871	1,153,355
Total liabilities and shareholders’ equity	$1,212,584	$1,153,923

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2018, 2017 and 2016

(All currency expressed in United States dollars in thousands)

	2018	2017	2016
Cash flows from operating activities:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$50,378	$19,365	$(52,483)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in (income) loss of subsidiaries	(54,461)	(22,933)	49,470
Dividends received from subsidiaries	—	—	28,000
Share-based compensation	7,355	6,083	6,573
Decrease (increase) in:
Prepaid expenses	34	(43)	15
Increase (decrease) in:
Accrued expenses	145	(50)	(489)
Total adjustments	(46,927)	(16,943)	83,569
Net cash provided by operating activities	3,451	2,422	31,086
Cash flows from investing activities:
Increase (decrease) in investments in subsidiaries, net	127	(204)	(3,969)
Net cash provided by (used in) investing activities	127	(204)	(3,969)
Cash flows from financing activities:
Purchase of treasury shares	—	—	—
Issuance of common shares upon exercise of share options	130	961	—
Dividends paid	—	—	(28,754)
Due from affiliates, net	333	(831)	(364)
Net cash provided by (used in) financing activities	463	130	(29,118)
Effect of exchange rate changes	(127)	207	(233)
Net increase (decrease) in cash and cash equivalents	3,914	2,555	(2,234)
Cash and cash equivalents, beginning of the year	5,530	2,975	5,209
Cash and cash equivalents, end of the year	$9,444	$5,530	$2,975